Related Party Transactions (Details) - USD ($)																	1 Months Ended															3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 15, 2021	May 31, 2021	Mar. 01, 2021	Jan. 14, 2021	Jan. 14, 2020	Nov. 14, 2019	Aug. 16, 2019	Aug. 12, 2019	Jul. 15, 2019	May 06, 2019	Mar. 15, 2019	Aug. 21, 2018	Jun. 07, 2018	Apr. 23, 2018	Apr. 13, 2018	Dec. 15, 2017	Jun. 15, 2021	Aug. 31, 2020	Aug. 31, 2020	Apr. 10, 2020	Feb. 18, 2020	Nov. 30, 2019	Aug. 31, 2019	Jan. 24, 2019	Sep. 26, 2018	Feb. 27, 2018	Feb. 21, 2018	Feb. 16, 2018	Feb. 14, 2018	Nov. 30, 2017	Apr. 27, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 20, 2019	Apr. 13, 2019
Related Party Transactions (Details) [Line Items]
Increase to additional paid in capital																	$ 1,271,000
Fixed conversion price per share (in Dollars per share)																	$ 0.06
Conversion price per share (in Dollars per share)																	$ 0.06
ConversionOfStockAmountIssued1																	$ 1,359,761
Fair value of note																	$ 378,000
Principal shares value																																		$ 90,000
Settlement of debt																																$ 431,250			$ 431,250
Pursuant to agreement amount																																			464,031
Remaining premium																																			1,359,761
Total liability																																			1,823,793
Bearing interest rate, per annum	9.00%
Pursuant agreement																																			100,000
Loss on settlement of debt																																$ (1,151,355)			(1,278,998)
Description of promissory note																	On June 15, 2021, in connection with the merger transaction described in Note 3, Reverse Merger, the Company assumed CARES Act Loans totaling $2,160,000 that were originally received by ADEX. Collectively, these amounts are the “PPP Funds.”These loan agreements were pursuant to the CARES Act. The CARES Act was established in order to enable small businesses to pay employees during the economic slowdown caused by COVID-19 by providing forgivable loans to qualifying businesses for up to 2.5 times their average monthly payroll costs. The amount borrowed under the CARES Act is eligible to be forgiven provided that (a) the Company uses the PPP Funds during the eight week period after receipt thereof, and (b) the PPP Funds are only used to cover payroll costs (including benefits), rent, mortgage interest, and utility costs. The amount of loan forgiveness will be reduced if, among other reasons, the Company does not maintain staffing or payroll levels. Principal and interest payments on any unforgiven portion of the PPP Funds will be deferred for six months and will accrue interest at a fixed annual rate of 1.0% and carry a two year maturity date. There is no prepayment penalty on the CARES Act Loan. On November 4, 2020, High Wire received approval for forgiveness of its $873,400 CARES Act Loan. On March 30, 2021, JTM received approval for forgiveness of its $250,800 CARES Act Loan. As a result, the Company recorded a gain on PPP loan forgiveness to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2021. On August 6, 2021, High Wire received approval for forgiveness of its $873,465 CARES Act Loan. As a result, the Company recorded a gain on PPP loan forgiveness to the unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2021. As of September 30, 2021 and December 31, 2020, the aggregate balance of these loans was $2,160,000 and $250,800, respectively, and is included in loans payable on the unaudited condensed consolidated balance sheets.
Fair value of the warrants																																			$ 362,687
Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Conversion price per share (in Dollars per share)				$ 0.06	$ 0.06
Fair value of note																																					$ 577,925
Settlement of debt																					$ 8,507,557
Bearing interest rate, per annum			9.00%																																			8.00%
Proceeds from issuance of promissory notes																																							$ 85,000
Mezzanine equity														$ 484,530
Acquiring percentage						60.00%
Effective interest rate																																					11.20%
Convertible promissory note principal amount																		$ 554,031																			$ 3,319,972
Convertible promissory note interest																		10.00%
Initial fair value of the conversion feature																																					$ 362,000
Loss on settlement of debt																																					$362,000
Owed to the agreement																																					$ 554,031
Description of promissory note							Under the Financing Agreement, the Financing Parties sold to C6 Capital future receivables in an aggregate amount equal to $337,500 for a purchase price of $250,000. The Company received cash of $242,500 and recorded a debt discount of $95,000.													the weekly payment amount was reduced from $4,219 to $1,266. The final payment is now estimated to be due on April 16, 2021.
Debt instrument, interest rate terms, description																									the holder of the convertible promissory note entered into agreement to sell and assign a total of $75,000 of the outstanding principal to a third party. The Company approved and was bound by the assignment and sale agreement. As a result of the assignment, the assigned note bore interest at 5% and the conversion price for the $75,000 of notes assigned was equal to the lesser 75% of the lowest volume-weighted average price during the 15 trading days immediately preceding the date of conversion and $2,400.00. On December 3, 2018, the holder of the convertible promissory note entered into agreement to sell and assign a total of $50,000 of the outstanding principal to a third party. The Company accounted for the assignments in accordance with ASC 470-50 “Modifications and Extinguishments”. In accordance with ASC 470-50, the Company accounted for the assignment as a debt extinguishment and adjusted the fair value of the derivative to its fair value on the assignment date.
Conversion of stock, description										On May 6, 2019, the remaining principal balance of $1,452,299 was converted into shares of the Company’s common stock through an automatic forced conversion.
Repaid loan amount																																					$ 1,360,836	$ 366,321
Loan received in cash									$ 3,000,000
Additional loan received									1,664,083																													10,022
Spectrum Global Solutions, Inc. [Member] | WaveTech GmbH [Member]
Related Party Transactions (Details) [Line Items]
Loan received in cash									1,325,895
Spectrum Global Solutions, Inc. [Member] | ADEX [Member]
Related Party Transactions (Details) [Line Items]
Interest rate																																					8.00%
Purchase price																																					$ 500,000
Repaid loan amount																																						57,600
Principal Outstanding amount																																					$ 217,400
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from issuance of promissory notes		$ 100,000
Chief Executive Officer [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from issuance of promissory notes																														$ 18,858
President [Member]
Related Party Transactions (Details) [Line Items]
Bearing interest rate, per annum	9.00%
President [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Bearing interest rate, per annum								10.00%
Proceeds from issuance of promissory notes								$ 170,000				$ 80,000
President Two [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Interest rate																																								10.00%
Bearing interest rate, per annum												8.00%
President Two [Member] | Spectrum Global Solutions, Inc. [Member] | Keith Hayter [Member]
Related Party Transactions (Details) [Line Items]
Bearing interest rate, per annum																																					10.00%
President One [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Bearing interest rate, per annum															8.00%
Proceeds from issuance of promissory notes															$ 85,000
InterCloud Systems, Inc, [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Outstanding principal amount																																						3,000,000
Description of promissory note																										The interest on the outstanding principal due under the ADEX note accrued at a rate of 6% per annum. All principal and accrued interest under the ADEX note was due one year following the issue date of the ADEX note and was convertible into shares of common stock at a conversion price equal to of the lowest volume-weighted average price during the 15 trading days immediately preceding the date of conversion, but in no event ever lower than $300 (the “Floor”), unless the note was in default, at which time the Floor would have terminated.
Promissory note percentage																																	6.00%			6.00%
Roger Ponder [Member]
Related Party Transactions (Details) [Line Items]
Interest																																			10.00%
Outstanding principal amount																		$ 554,031
Interest rate																		10.00%	10.00%
Debt convertible promissory note, description																	All principal and accrued but unpaid interest under the note is due on August 31, 2022.
Roger Ponder [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Interest rate																		10.00%	10.00%													10.00%		10.00%	10.00%
Aggregate principal amount																		$ 23,894	$ 23,894
WaveTech GmbH [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Acquiring percentage																						60.00%
Loan received in cash						$ 1,325,895
Roger Ponden [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Bearing interest rate, per annum																		10.00%
Roger Ponder, 10% interest, unsecured, matures August 31, 2022 | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Interest																		10.00%
Debt convertible promissory note, description																		All principal and accrued but unpaid interest under the note is due on August 31, 2022. The note is convertible into shares of the Company’s common stock at 80% of the lowest trading price in the 5 trading days prior to the conversion date. The conversion price has a floor of $0.01 per share.
Convertible promissory note principal amount																		$ 23,894
Debt conversion rate																		10.00%
Derivatives and hedging amount																																					$ 16,000
Loss on settlement of debt																																					16,000
Debt pursuant to agreement																																					$ 23,894
President [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Interest rate																																									10.00%
Keith Hayter Two [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Bearing interest rate, per annum																		10.00%
Convertible promissory note keith hayter interest																							10.00%
Keith Hayter [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Convertible promissory note keith hayter interest																							10.00%
InterCloud Systems, Inc, [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																										$ 2,000,000
Convertible Promissory Notes [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Outstanding principal amount											$ 100,000		$ 39,375			$ 105,000								$ 100,000			$ 105,000		$ 105,000
ConversionOfStockAmountIssued1																																				$ 354,375
Description of promissory note																																					Convertible promissory note, InterCloud Systems, Inc, 8% interest, unsecured, matured April 27, 2018
Debt instrument, interest rate terms, description																															As a result of the assignment, the conversion price for the total of $354,375 of notes assigned was equal to the lesser 70% of the lowest volume-weighted average price during the 15 trading days immediately preceding the date of conversion and $2,400.00.
Fair value of the conversion feature																															$ 1,174,000		$ 348,000			348,000
Notes payable																															943,299		$ 348,000			$ 348,000
Loan received in cash									$ 3,000,000
Convertible Promissory Notes [Member] | InterCloud Systems, Inc, [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Loss on settlement of debt																															$ 2,000,000
Convertible Promissory Notes [Member] | InterCloud Systems, Inc, [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Description of promissory note										On May 6, 2019, the remaining principal balance of $1,445,625 was converted into shares of the Company’s common stock through an automatic forced conversion.
Aggregate principal amount																																						55,124
Working capital adjustment																																						295,000
Convertible Note [Member] | Derivatives and Hedging [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument, interest rate terms, description																												The note was originally due on August 16, 2019 and bore interest at 1% per annum. The note was convertible into common shares of the Company at a conversion price equal to the 80% of the lowest volume-weighted average price during the 5 trading days immediately preceding the date of conversion.
Notes payable																										639,000
Promissory note percentage																												1.00%
Aggregate principal amount							$ 793,894																					$ 793,894
Contingent liability																												$ 793,894
Fair value of the warrants																										$ 2,455,000
Chief Executive Officer [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Shares issued for Series B preferred stock (in Shares)														542,500
No of Series B preferred stock exchanged (in Shares)														500
President [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Shares issued for Series B preferred stock (in Shares)														542,500
No of Series B preferred stock exchanged (in Shares)														500
Keith Hayter [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Convertible promissory note roger ponder, description																		Interest accrues on the new note at 10% per annum. All principal and accrued but unpaid interest under the note is due on August 31, 2022. The note is convertible into shares of the Company’s common stock at 80% of the lowest trading price in the 5 trading days prior to the conversion date. The conversion price has a floor of $0.01 per share
Roger Ponden [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Convertible promissory note roger ponder, description																		Interest accrues on the new note at 10% per annum. All principal and accrued but unpaid interest under the note is due on August 31, 2022. The note is convertible into shares of the Company’s common stock at 80% of the lowest trading price in the 5 trading days prior to the conversion date. The conversion price has a floor of $0.01 per share.
Series D Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock exchanged, shares (in Shares)																	350
Mezzanine equity																																$ 1,271,000		$ 1,271,000	$ 1,271,000
Series B Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock aggregate, shares (in Shares)																	1,000
Mezzanine equity
Series B Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
No of Series B preferred stock exchanged (in Shares)																																					1,500
Mezzanine equity																																					$ 484,530	$ 484,530
Class D Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Shares issued for Series B preferred stock (in Shares)														1,500
Unsecured Debt [Member] | Chief Executive Officer [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Bearing interest rate, per annum																														10.00%
Unsecured Debt [Member] | President [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Interest rate																														10.00%
Bearing interest rate, per annum																			10.00%
Proceeds from issuance of promissory notes																														$ 130,000
Unsecured Debt [Member] | President Two [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Interest rate																																					8.00%
Unsecured Debt [Member] | Convertible Promissory Notes [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument, interest rate terms, description																															The interest on the outstanding principal due under the unsecured note accrued at a rate of 8% per annum. All principal and accrued interest under the unsecured note was due one year following the issue date of the unsecured note and was convertible into shares of common stock at a conversion price equal to 75% of the lowest volume-weighted average price during the 15 trading days immediately preceding the date of conversion.
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Effective interest rate																																			8.30%
Minimum [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Effective interest rate																																11.20%		11.20%	11.20%
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Effective interest rate																																			39.60%
Maximum [Member] | Spectrum Global Solutions, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Effective interest rate																																156.80%		156.80%	156.80%